Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Aberdeen Street Trust
Entity Central Index Key	0000880195
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Fidelity Multi-Asset Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Multi-Asset Index Fund
Class Name	Fidelity® Multi-Asset Index Fund
Trading Symbol	FFNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Multi-Asset Index Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Index Fund	$ 9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Risk assets largely gained for the 12 months ending February 28, 2026, influenced by an expanding global economy, easing global trade tension, strong corporate fundamentals in certain markets and monetary policy easing by some central banks, despite ongoing geopolitical risk.
•Against this backdrop, performance during the period was primarily driven by the returns of the various asset classes in which the fund invests.
•U.S. large-cap equities gained 16.99% for the fiscal year, according to the S&P 500® Index, driven by corporate profit growth, excitement about artificial intelligence and, beginning in September, the Federal Reserve's first interest-rate cuts since December 2024. The fund's investment in Fidelity® 500 Index Fund advanced 17.00% for the 12 months. Looking more broadly in U.S. equities, the Dow Jones U.S. Completion Index returned 16.46%, whereas Fidelity® Extended Market Index Fund gained 16.60%.
•International developed-markets equities gained 35.01% for the 12 months, according to the MSCI EAFE Index. By comparison, Fidelity® International Index Fund advanced 34.28%. Among emerging-markets equities, the MSCI Emerging Markets Index returned 49.92%, compared with a gain of 48.87% for Fidelity® Emerging Markets Index Fund. [Note: The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.]
•Within fixed income allocations, U.S. taxable investment-grade bonds gained 6.26% for the period, per the Bloomberg U.S. Aggregate Bond Index. Fidelity® U.S. Bond Index Fund returned 6.17%. Long-term U.S. Treasury bonds advanced 3.68%, according to the Bloomberg U.S. Long-Term Treasury Bond Index, compared with a return of 3.59% for Fidelity® Long-Term Treasury Bond Index Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Fidelity® Multi-Asset Index Fund $10,000 $11,968 $13,704 $14,011 $14,834 $18,854 $20,188 $18,485 $21,945 $24,759 $30,212 Fidelity Multi-Asset Composite Index℠ $10,000 $11,986 $13,753 $14,057 $14,860 $18,941 $20,310 $18,615 $22,120 $24,960 $30,540 S&P 500® Index $10,000 $12,498 $14,635 $15,320 $16,575 $21,761 $25,327 $23,379 $30,499 $36,113 $42,249 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Multi-Asset Index Fund 22.02% 9.89% 11.69% Fidelity Multi-Asset Composite Index℠ 22.36% 10.03% 11.81% S&P 500® Index 16.99% 14.19% 15.50% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 10,139,712,400
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 9,069,788
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$10,139,712,400
Number of Holdings	7
Total Advisory Fee	$9,069,788
Portfolio Turnover	14%

Holdings [Text Block]	Domestic Equity Funds 51.0 International Equity Funds 34.0 Bond Funds 15.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 51.0 International Equity Funds - 34.0 Bond Funds - 15.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity 500 Index Fund 41.0 Fidelity International Index Fund 24.0 Fidelity Extended Market Index Fund 10.0 Fidelity Emerging Markets Index Fund 10.0 Fidelity U.S. Bond Index Fund 7.0 Fidelity Long-Term Treasury Bond Index Fund 5.1 Fidelity International Bond Index Fund 2.9 100.0